Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2021	$ 213,252
June 30, 2022	176,340
June 30, 2023	120,289
June 30, 2024	81,088
Thereafter	21,945
Total minimum lease revenue, net of address commissions	$ 612,915